Shareholder Report, Average Annual Return (Details)	5 Months Ended	6 Months Ended	12 Months Ended	24 Months Ended	25 Months Ended	41 Months Ended	60 Months Ended	69 Months Ended	73 Months Ended	80 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000229483
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality Value Fund - Institutional Shares
C000229481
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality Value Fund - A Class Shares
Average Annual Return, Percent			11.37%				6.23%				9.16%
C000240108
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality Value Fund - Ultra Shares
C000229480
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SMidCap Fund - Institutional Shares
C000229479
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SMidCap Fund - Ultra Shares
C000229476
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SmallCap Fund - Institutional Shares
C000229475
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SmallCap Fund - A Class Shares
Average Annual Return, Percent			22.53%				3.73%			8.04%
C000229478
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SmallCap Fund - C Class Shares
Average Annual Return, Percent			25.65%				3.80%			7.91%
C000229477
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Quality SmallCap Fund - Ultra Shares
C000229473
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Income Opportunity Fund - Institutional Shares
C000229474
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Income Opportunity Fund - A Class Shares
Average Annual Return, Percent			13.99%				3.49%				5.95%
C000229472
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Income Opportunity Fund - C Class Shares
Average Annual Return, Percent			15.57%				3.33%			5.43%
C000240107
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Income Opportunity Fund - Ultra Shares
C000229469
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Multi-Asset Income Fund - Institutional Shares
C000229470
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Multi-Asset Income Fund - A Class Shares
Average Annual Return, Percent			10.25%				3.82%				5.55%
C000229466
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Alternative Income Fund - Institutional Shares
C000229467
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Alternative Income Fund - A Class Shares
Average Annual Return, Percent			4.58%				3.86%		5.15%
C000229465
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Alternative Income Fund - Ultra Shares
C000237961
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
C000237964
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Average Annual Return, Percent			25.83%				18.74%				9.99%
C000237963
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Average Annual Return, Percent			29.05%				19.17%				9.76%
C000237962
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
C000237966
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Real Estate Income Fund - Institutional Shares
C000237968
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Real Estate Income Fund - A Class Shares
Average Annual Return, Percent			4.44%				1.70%				3.24%
C000237951
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Growth Fund - Institutional Shares
C000237952
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Growth Fund - A Class Shares
Average Annual Return, Percent			10.91%				1.81%				4.17%
C000237949
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Growth Fund - C Class Shares
Average Annual Return, Percent			13.81%				2.38%				4.17%
C000237956
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Plus Fund - Institutional Shares
C000237953
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Plus Fund - A Class Shares
Average Annual Return, Percent			2.52%				0.11%				3.66%
C000237955
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Broadmark Tactical Plus Fund - F Class Shares
C000248453
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient Enhanced Midstream Income ETF
C000248452
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient Enhanced Energy Income ETF
C000267227
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Enhanced Income Opportunity ETF
Without Sales Load [Member] | C000229483
Average Annual Return [Line Items]
Average Annual Return, Percent			15.00%				7.10%				9.74%
Without Sales Load [Member] | C000229481
Average Annual Return [Line Items]
Average Annual Return, Percent			14.83%				6.88%				9.50%
Without Sales Load [Member] | C000240108
Average Annual Return [Line Items]
Average Annual Return, Percent			15.07%			7.60%
Without Sales Load [Member] | C000229480
Average Annual Return [Line Items]
Average Annual Return, Percent			31.61%				8.36%				10.12%
Without Sales Load [Member] | C000229479
Average Annual Return [Line Items]
Average Annual Return, Percent			31.88%				8.58%	14.33%
Without Sales Load [Member] | C000229476
Average Annual Return [Line Items]
Average Annual Return, Percent			27.78%				4.71%				9.49%
Without Sales Load [Member] | C000229475
Average Annual Return [Line Items]
Average Annual Return, Percent			27.65%				4.58%			8.71%
Without Sales Load [Member] | C000229478
Average Annual Return [Line Items]
Average Annual Return, Percent			26.65%				3.80%			7.91%
Without Sales Load [Member] | C000229477
Average Annual Return [Line Items]
Average Annual Return, Percent			28.00%				4.85%		15.15%
Without Sales Load [Member] | C000229473
Average Annual Return [Line Items]
Average Annual Return, Percent			17.80%				4.32%				6.51%
Without Sales Load [Member] | C000229474
Average Annual Return [Line Items]
Average Annual Return, Percent			17.51%				4.12%				6.27%
Without Sales Load [Member] | C000229472
Average Annual Return [Line Items]
Average Annual Return, Percent			16.57%				3.33%			5.43%
Without Sales Load [Member] | C000240107
Average Annual Return [Line Items]
Average Annual Return, Percent			17.81%			9.65%
Without Sales Load [Member] | C000229469
Average Annual Return [Line Items]
Average Annual Return, Percent			13.91%				4.71%				6.10%
Without Sales Load [Member] | C000229470
Average Annual Return [Line Items]
Average Annual Return, Percent			13.68%				4.46%				5.87%
Without Sales Load [Member] | C000229466
Average Annual Return [Line Items]
Average Annual Return, Percent			7.90%				4.63%				4.60%
Without Sales Load [Member] | C000229467
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%				4.50%		5.67%
Without Sales Load [Member] | C000229465
Average Annual Return [Line Items]
Average Annual Return, Percent			7.95%				4.74%				4.70%
Without Sales Load [Member] | C000237961
Average Annual Return [Line Items]
Average Annual Return, Percent			31.38%				20.37%				10.84%
Without Sales Load [Member] | C000237964
Average Annual Return [Line Items]
Average Annual Return, Percent			31.09%				20.09%				10.61%
Without Sales Load [Member] | C000237963
Average Annual Return [Line Items]
Average Annual Return, Percent			30.05%				19.17%				9.76%
Without Sales Load [Member] | C000237962
Average Annual Return [Line Items]
Average Annual Return, Percent			31.50%				20.47%				10.94%
Without Sales Load [Member] | C000237966
Average Annual Return [Line Items]
Average Annual Return, Percent			7.95%				3.24%				4.22%
Without Sales Load [Member] | C000237968
Average Annual Return [Line Items]
Average Annual Return, Percent			7.65%				2.91%				3.86%
Without Sales Load [Member] | C000237951
Average Annual Return [Line Items]
Average Annual Return, Percent			15.91%				3.36%				5.19%
Without Sales Load [Member] | C000237952
Average Annual Return [Line Items]
Average Annual Return, Percent			15.55%				3.03%				4.78%
Without Sales Load [Member] | C000237949
Average Annual Return [Line Items]
Average Annual Return, Percent			14.81%				2.38%				4.17%
Without Sales Load [Member] | C000237956
Average Annual Return [Line Items]
Average Annual Return, Percent			5.90%				1.49%				4.49%
Without Sales Load [Member] | C000237953
Average Annual Return [Line Items]
Average Annual Return, Percent			5.70%				1.24%				4.25%
Without Sales Load [Member] | C000237955
Average Annual Return [Line Items]
Average Annual Return, Percent			6.21%				1.79%				4.81%
Without Sales Load [Member] | C000248453
Average Annual Return [Line Items]
Average Annual Return, Percent			25.37%		19.69%
Without Sales Load [Member] | C000248452
Average Annual Return [Line Items]
Average Annual Return, Percent			39.01%	12.41%
Without Sales Load [Member] | C000267227
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%				11.91%				14.75%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%				11.91%				14.75%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%			19.18%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%				11.91%				14.75%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%				11.91%	15.82%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%				11.91%				14.75%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%				11.91%			15.80%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%				11.91%			15.80%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%				11.91%		19.80%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			31.01%				11.91%				14.75%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			31.01%				11.91%				14.75%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			31.01%				11.91%			15.80%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			31.01%			19.18%
Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return [Line Items]
Average Annual Return, Percent			9.14%				2.79%				4.43%
Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return [Line Items]
Average Annual Return, Percent			9.14%				2.79%				4.43%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent			4.13%				3.50%				2.29%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent			4.13%				3.50%		2.88%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent			4.13%				3.50%				2.29%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%				0.18%				1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%				0.18%				1.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%				13.14%				15.26%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			33.65%		29.84%
S&P Energy Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Average Annual Return, Percent			53.01%	16.68%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	4.75%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			29.25%				10.29%				11.22%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			29.25%				10.29%				11.22%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			29.25%			14.04%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			42.55%				8.87%				10.75%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			42.55%				8.87%	16.51%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			44.41%				5.75%				10.98%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			46.34%				7.33%				10.39%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			44.41%				5.75%			11.63%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			46.34%				7.33%			12.01%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			44.41%				5.75%			11.63%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			46.34%				7.33%			12.01%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			44.41%				5.75%		17.24%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			46.34%				7.33%		18.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.06%				0.18%				1.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			31.05%				13.14%				15.26%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%				5.39%				7.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.06%				0.18%				1.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			31.05%				13.14%				15.26%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%				5.39%				7.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.06%				0.18%			0.75%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			31.05%				13.14%			16.39%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%				5.39%			7.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.06%			3.97%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			31.05%			19.82%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%			10.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.06%				0.18%				1.67%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			31.01%				11.91%				14.75%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			31.05%				13.14%				15.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.06%				0.18%				1.67%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			31.01%				11.91%				14.75%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent			31.05%				13.14%				15.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%				0.18%				1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%				0.18%		0.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%				0.18%				1.67%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			33.65%				23.94%				13.49%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			30.52%				24.25%				10.35%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			33.65%				23.94%				13.49%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			30.52%				24.25%				10.35%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			33.65%				23.94%				13.49%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			30.52%				24.25%				10.35%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			33.65%				23.94%				13.49%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			30.52%				24.25%				10.35%
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent			7.44%				1.76%				3.82%
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent			7.44%				1.76%				3.82%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			14.07%				6.24%				5.46%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			14.07%				6.24%				5.46%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			14.07%				6.24%				5.46%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			14.07%				6.24%				5.46%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			14.07%				6.24%				5.46%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent			14.07%				6.24%				5.46%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%		18.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.05%	21.20%